UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-7529
Investment Company Act file number
Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of principal executive offices)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

(617) 482-8260
Registrant's telephone number, including area code:

August 31
Date of fiscal year end:

November 30, 2004
Date of reporting period:

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value

Australia — 1.2%
Industrial Conglomerate — 1.2%
Nylex Ltd. (1)	4,606,452	$1,411,788
		$1,411,788

Total Australia
(identified cost $1,212,190)		$1,411,788

China — 4.7%
Cosmetics & Toiletries — 1.6%
Beauty China Holdings Ltd.	4,664,000	1,919,019
		$1,919,019

Food and Beverages — 1.7%
Yantai North Andre Juice Co.	14,610,000	2,047,968
		$2,047,968

Textiles — 1.4%
Weiqiao Textile Co., Ltd.	1,124,000	1,696,256
		$1,696,256

Total China
(identified cost $5,482,318)		$5,663,243

Hong Kong — 11.5%
Banking and Finance — 1.5%
CITIC International Financial Holdings Ltd.	3,985,000	1,751,037
		$1,751,037

Beauty & Healthcare — 0.6%
Sau San Tong Holdings Ltd.	6,050,000	785,820
		$785,820

Distribution/Wholesale — 1.5%
Esprit Holdings Ltd.	319,000	1,751,748
		$1,751,748

Household Furnishing & Appliances — 1.2%
Chitaly Holdings, Ltd.	1,956,000	1,479,488
		$1,479,488

Machine Tools — 0.2%
Wang Sing International	1,532,000	195,048
		$195,048

Machinery — 0.3%
Fong’s Industries Co., Ltd.	354,000	305,092
		$305,092

Metals - Industrial — 0.6%
Lung Kee (Bermuda) Holdings, Ltd.	1,270,000	751,071
		$751,071

Retail - Apparel — 2.7%
Bossini International Holdings Ltd.	3,628,000	$940,579
Ports Design Ltd.	4,768,000	2,314,727
		$3,255,306

Retail - Restaurants — 2.9%
Cafe de Coral Holdings Ltd.	1,463,000	1,683,300
Fairwood, Ltd. (1)	4,686,000	1,838,013
		$3,521,313

Total Hong Kong
(identified cost $11,112,743)		$13,795,923

India — 9.4%
Auto and Parts — 1.5%
Automotive Axles Ltd.	104,454	560,657
Bharat Forge Ltd.	64,170	1,293,785
		$1,854,442

Banking and Finance — 0.4%
Kotak Mahindra Bank Ltd.	88,480	516,059
		$516,059

Chemicals — 1.5%
United Phosphorus Ltd.	111,890	1,821,953
		$1,821,953

Cosmetics & Toiletries — 0.6%
Dabur India Ltd.	352,980	694,614
		$694,614

Diversified Minerals — 1.5%
Gujarat Mineral Development Corp., Ltd.	259,000	1,769,062
		$1,769,062

Drugs — 1.1%
Ind-Swift Ltd.	275,000	1,330,805
		$1,330,805

Electric - Generation — 0.8%
Alstom Projects India Ltd.	321,360	972,603
		$972,603

Entertainment — 0.4%
Pritish Nandy Communications Ltd.	320,000	502,405
		$502,405

Machinery — 0.7%
Ingersoll Rand (India) Ltd.	150,319	888,602
		$888,602

Petrochemical — 0.9%
Finolex Industries Ltd.	690,583	1,023,752
		$1,023,752

Total India
(identified cost $8,669,517)		$11,374,297

Indonesia — 4.2%
Banking and Finance — 1.4%
PT Bank Nisp Tbk	22,135,140	1,713,098
		$1,713,098

Packaging — 1.1%
PT Dynaplast Tbk	6,565,000	$1,331,236
		$1,331,236

Telecommunication Services — 1.7%
PT Telekomunikasi Tbk	3,642,000	2,015,230
		$2,015,230

Total Indonesia
(identified cost $3,765,709)		$5,059,564

Malaysia — 6.7%
Building Products — 0.5%
Jaya Tiasa Holdings Berhad	616,500	648,635
		$648,635

Electric - Generation — 2.1%
Malakoff Berhad	1,392,200	2,547,588
		$2,547,588

Office Supplies and Forms — 0.9%
Asia File Corp. Berhad	652,000	1,132,421
		$1,132,421

Oil Companies - Exploration & Production — 0.2%
Eastern Pacific Industrial Corp. Berhad	475,800	217,866
		$217,866

Retail - Building Products — 1.4%
Engtex Group Berhad	1,740,000	1,647,525
		$1,647,525

Telecommunication Services — 1.6%
Digi.Com Berhad (1)	1,334,000	1,911,061
		$1,911,061

Total Malaysia
(identified cost $7,602,162)		$8,105,096

New Zealand — 0.8%
Retail - Specialty and Apparel — 0.8%
Briscoe Group Ltd.	1,004,193	942,485
		$942,485

Total New Zealand
(identified cost $906,660)		$942,485

Republic of Korea — 10.8%
Diversified Operations — 1.6%
GS Holdings Corp. (1)	89,370	1,922,073
		$1,922,073

Electronic Components - Miscellaneous — 1.0%
LG Electronics, Inc.	19,800	1,188,308
		$1,188,308

Engineering and Construction — 3.1%
Hyundai Engineering & Construction Co. (1)	151,890	$2,023,304
Kumho Industrial Co., Ltd.	151,500	1,714,008
		$3,737,312

Machinery — 1.4%
Daewoo Heavy Industries & Machinery Ltd. (1)	191,300	1,627,355
		$1,627,355

Office Automation and Equipment — 0.8%
Sindo Ricoh Co.	16,430	974,384
		$974,384

Packaging — 1.2%
Youlchon Chemical Co., Ltd.	184,810	1,440,830
		$1,440,830

Waste Disposal — 1.7%
Insun ENT Co., Ltd.	111,935	2,108,456
		$2,108,456

Total Republic of Korea
(identified cost $11,437,253)		$12,998,718

Singapore — 23.4%
Building Products — 1.5%
Hong Leong Asia Ltd.	1,848,000	1,791,665
		$1,791,665

Communications Services — 0.7%
Accord Customer Care Solutions Ltd. (1)	1,845,000	900,843
		$900,843

Distribution/Wholesale — 1.6%
Tat Hong Holdings Ltd.	7,514,000	1,875,860
		$1,875,860

Education — 1.5%
Raffles Education Corp., Ltd.	5,232,000	1,870,056
		$1,870,056

Electronic Components - Miscellaneous — 1.7%
Jurong Technologies Industrial Corp., Ltd.	2,574,000	2,051,755
		$2,051,755

Electronic Equipment Supplier — 1.2%
Autron Corp., Ltd. (1)	9,457,000	1,465,820
		$1,465,820

Food - Retail — 3.9%
Dairy Farm International Holdings Ltd.	1,784,300	4,657,023
		4,657,023

Plastic Products — 2.1%
First Engineering Ltd.	700,000	571,395
Fu Yu Corp., Ltd.	3,198,000	1,967,142
		$2,538,537

Real Estate Operating/Development — 2.0%
Hersing Corp., Ltd.	2,946,000	215,996
Keppel Land Ltd.	1,707,000	2,155,919
		$2,371,915

Semiconductors — 1.3%
Chartered Semiconductor Manufacturing Ltd. (1)	2,571,000	$1,599,117
		$1,599,117

Transport - Marine — 4.0%
Ezra Holdings Ltd.	3,519,000	2,530,270
Jaya Holdings Ltd.	3,749,000	2,330,819
		$4,861,089

Transport - Services — 1.9%
SMRT Corp., Ltd.	4,405,000	2,233,098
		$2,233,098

Total Singapore
(identified cost $24,097,480)		$28,216,778

Taiwan — 16.1%
Audio/Video Products — 1.5%
Hanpin Electron Co., Ltd.	2,140,679	1,814,613
		$1,814,613

Banking and Finance — 1.2%
Bank of Kaohsiung	1,963,500	1,378,116
		$1,378,116

Business Services - Miscellaneous — 1.0%
Taiwan Secom Co., Ltd.	1,040,000	1,193,584
		$1,193,584

Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,982,000	1,896,127
		$1,896,127

Electronic Components - Miscellaneous — 2.7%
Silitech Technology Corp.	604,000	1,444,925
Unimicron Technology Corp.	2,844,000	1,772,926
		$3,217,851

Electronic Parts & Components — 2.6%
Synnex Technology International Corp.	1,380,500	2,027,475
Topco Scientific Co., Ltd.	701,500	1,115,058
		$3,142,533

Health and Personal Care — 2.5%
Johnson Health Tech Co., Ltd.	1,105,000	1,988,828
Kang NA Hsiung Enterprise	2,247,280	1,010,931
		$2,999,759

Hotels and Motels — 1.0%
Formosa International Hotels Corp.	1,014,000	1,199,570
		$1,199,570

Real Estate Operating/Development — 0.5%
Sinyi Realty Co.	325,000	652,542
		$652,542
Software — 1.5%
Soft-World International Corp.	1,078,793	1,843,559
		$1,843,559
Total Taiwan
(identified cost $19,250,224)		$19,338,254

Thailand — 7.4%
Building Products — 0.8%
Vanachai Group PCL	4,859,300	1,004,905
		$1,004,905
Hotels and Motels — 1.0%
Royal Garden Resort PCL	17,052,840	1,211,569
		$1,211,569

Metals - Industrial — 0.8%
Millennium Steel PCL (1)	18,700,000	996,448
		$996,448

Oil Companies-Integrated — 1.3%
PTT PCL	348,000	1,492,312
		$1,492,312

Real Estate Operating/Development — 3.5%
Amata Corp. PCL	6,212,500	1,623,668
Central Pattana PCL	12,616,400	2,625,082
		$4,248,750

Total Thailand
(identified cost $8,212,051)		$8,953,984

Total Common Stocks
(identified cost $101,748,307)		$115,860,130

Preferred Stocks — 0.3%

Security	Shares	Value

India — 0.3%
Drugs — 0.3%
Ind-Swift Ltd.	168,000	$434,255
		$434,255

Total India
(identified cost $429,285)		$434,255

Total Preferred Stocks
(identified cost $429,285)		$434,255

Warrants — 0.2%

Security	Shares	Value

Singapore — 0.2%
Electronic Equipment Supplier — 0.2%
Autron Corp., Ltd., Strike .18, Expires 6/4/07 (1)	3,152,333	$231,124
		$231,124

Total Singapore
(identified cost $36,779)		$231,124

Total Warrants
(identified cost $36,779)		$231,124

Total Investments — 96.7%
(identified cost $102,214,371)		$116,525,509

Other Assets, Less Liabilities — 3.3%		$3,958,752

Net Assets — 100.0%		$120,484,261

(1)           Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$102,214,371
Gross unrealized appreciation	$17,764,696
Gross unrealized depreciation	(3,453,558)
Net unrealized appreciation	$14,311,138

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 24, 2005

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 24, 2005